Vessel, net - Schedule of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Beginning balance	$ 117,445
Depreciation (Note 6)	(5,710)	$ (5,446)	$ (4,520)
Vessel impairment charge		(16,930)
Transfer from advances for vessel acquisition (Note 5)	32,494		38,155
Ending balance	130,501	117,445
Vessel Cost [Member]
Property Plant And Equipment [Line Items]
Beginning balance	127,208	143,505	105,350
Additions to vessel cost		233
Vessel impairment charge		(16,530)
Transfer from advances for vessel acquisition (Note 5)	32,494		38,155
Ending balance	159,702	127,208	143,505
Accumulated Depreciation [Member]
Property Plant And Equipment [Line Items]
Beginning balance	(23,491)	(18,045)	(13,525)
Depreciation (Note 6)	(5,710)	(5,446)	(4,520)
Ending balance	(29,201)	(23,491)	(18,045)
Net Book Value [Member]
Property Plant And Equipment [Line Items]
Beginning balance	103,717	125,460	91,825
Additions to vessel cost		233
Depreciation (Note 6)	(5,710)	(5,446)	(4,520)
Vessel impairment charge		(16,530)
Transfer from advances for vessel acquisition (Note 5)	32,494		38,155
Ending balance	$ 130,501	$ 103,717	$ 125,460